Consumer Loans Receivable, net (Details Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Jan. 31, 2012
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield, Accretion	17,600	0	0
Nonaccretable Difference	(269,888)			(268,415)
Proceeds from Collection of Long-term Loans to Related Parties	6,500